Inventories (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of inventories, net of provision for excess and obsolete inventories

	June 30,	December 31,
	2020	2019

	(in US$’000)
Raw materials	1,366	2,274
Finished goods	13,896	13,934
	15,262	16,208